COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations	The following table sets forth the Company’s contractual obligations as of June 30, 2016 in future periods:
For the year ending June 30,	Rental payments
2017	$272,720
2018	182,271
$454,991